                               The Munder Funds
                        Supplement Dated March 20, 2002
                      to Prospectus Dated April 30, 2001

                              Class K Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap
                              Index Equity Fund,
Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short
                              Term Treasury Fund
                  and Munder Institutional Money Market Fund

In the section entitled Management -- Portfolio Managers -- Index Funds in the prospectus, the paragraphs are hereby deleted and replaced with the following:

   Index Funds

   A team of professional portfolio managers employed by World, a division of Munder Capital Management, makes investment decisions for the Index Funds.

SUPPPROINSTK302

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                               The Munder Funds
                        Supplement Dated March 20, 2002
                      to Prospectus Dated April 30, 2001

                              Class Y Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap
                              Index Equity Fund,
Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short
                              Term Treasury Fund
                  and Munder Institutional Money Market Fund

In the section entitled Management -- Portfolio Managers -- Index Funds the paragraphs are hereby deleted and replaced with the following:

   Index Funds

   A team of professional portfolio managers employed by World, a division of Munder Capital Management, makes investment decisions for the Index Funds.

SUPPPROINSTY302